Fair value of financial instruments - Level 3 assets and liabilities held at fair value disaggregated by product type (Details) - Significant unobservable inputs (Level 3) [member] - GBP (£)
£ in Millions
		Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		£ 16,004	£ 10,022
Financial liabilities, at fair value		(9,287)	(4,332)
Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		740	756
Financial liabilities, at fair value		0	0
Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		516	521
Financial liabilities, at fair value		0	0
Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		(176)	(167)
Non-asset backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		4,827	3,280
Financial liabilities, at fair value		0	0
Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,145	1,228
Financial liabilities, at fair value		0	0
Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		126	112
Financial liabilities, at fair value		0	0
Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	903	971
Financial liabilities, at fair value	[1]	(179)	(176)
Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		4,152	605
Financial liabilities, at fair value		(3,772)	(812)
Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		655	291
Financial liabilities, at fair value		(588)	(298)
Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		193	539
Financial liabilities, at fair value		(456)	(342)
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		2,730	1,710
Financial liabilities, at fair value		(4,099)	(2,528)
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		17	9
Financial liabilities, at fair value		£ (17)	£ (9)

[1]	Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.